Income Taxes - Schedule of Federal Statutory Income Tax Rate (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory rate			21.00%	21.00%
State, net of federal benefit			1.40%	0.30%
Research and development credit			0.40%	0.40%
Stock-based compensation			(0.20%)	(0.30%)
Change in fair value of SAFE/warrant/derivative liabilities			1.30%	(6.60%)
Loss on financing instrument			(10.10%)	0.00%
Other			(0.90%)	(0.80%)
Change in valuation allowance			(12.90%)	(14.00%)
Effective tax rate	0.00%	0.00%	0.00%	0.00%